International Operations (Tables)	12 Months Ended
Dec. 31, 2023
International Operations
Summary of assets attributable to international operations

	2023	2022

	(Dollars in Thousands)
Loans:
Commercial	$106,241	$103,748
Others	74,454	56,227
	180,695	159,975
Less allowance for probable loan losses	(1,283)	(968)
Net loans	$179,412	$159,007
Accrued interest receivable	$876	$515